Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
REVENUE	$ 21,131,607	$ 26,242,214
COST OF REVENUE	19,055,814	22,666,775
GROSS PROFIT	2,075,793	3,575,439
(PROVISION FOR) RECOVERY OF DOUBTFUL ACCOUNTS	(3,773,983)	258,378
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	(2,518,559)	(3,341,973)
RESEARCH AND DEVELOPMENT EXPENSES	(109,483)	(125,553)
STOCK COMPENSATION EXPENSE	(1,829,067)	(1,412,500)
LOSS FROM OPERATIONS	(6,155,299)	(1,046,209)
OTHER INCOME (EXPENSE), NET
Other income (expense), net	1,409	(2,943)
Interest income	80	1,666
Interest expense	(1,068,628)	(891,756)
Finance expense	(1,110)	(6,087)
Estimated claims charges	(278,492)	(1,126,384)
TOTAL OTHER EXPENSE, NET	(1,346,741)	(2,025,504)
LOSS BEFORE PROVISION FOR INCOME TAXES	(7,502,040)	(3,071,713)
PROVISION FOR INCOME TAXES
NET LOSS	(7,502,040)	(3,071,713)
COMPREHENSIVE LOSS
Net loss	(7,502,040)	(3,071,713)
Other comprehensive loss - foreign currency translation loss	(72,421)	(394,719)
COMPREHENSIVE LOSS	$ (7,574,461)	$ (3,466,432)
Weighted average number of shares:
Basic	7,385,496	5,563,705
Diluted	7,385,496	5,563,705
Loss per share:
Basic	$ (1.02)	$ (0.55)
Diluted	$ (1.02)	$ (0.55)